SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of cash, cash equivalents and restricted cash
	As of December 31,
	2024	2023	2022
Cash and cash equivalents	157,779	107,574	111,121
Long term restricted cash	-	-	600
Cash, cash equivalents and restricted cash	157,779	107,574	111,721

Schedule of estimated useful lives of fixed assets
Years

Electronic equipment	3-7
Office furniture and equipment	3-17
Buildings	33
Leasehold improvements	Over the shorter of the term of the lease (including its extension periods) or the useful life of the asset

Schedule of estimated useful lives of the intangible assets
Weighted Average Useful Life (Years)
Technology	3-9
Customer relationships	10-13

Schedule of net income per share
	Year ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2

Net income for basic earnings per share	183,762	136,310	140,213
Amortization of debt issuance costs related to the Convertible Notes, net of tax	1,109	1,130	1,128
Net income for diluted earnings per share	184,871	137,440	141,341

Basic weighted-average shares outstanding	29,113	28,828	28,697
Dilutive effect of share-based compensation	393	580	492
Dilutive effect of Convertible Senior Notes	2,632	2,681	2,681
Diluted weighted average shares outstanding	32,138	32,089	31,870

Earnings per share:
Basic	6.31	4.73	4.89
Diluted	5.75	4.28	4.43